T. ROWE PRICE Corporate Income Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 5.4%
Other Asset-Backed Securities 5.4%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 2,787 2,779
DB Master Finance
Series 2017-1A, Class A2II
4.03%, 11/20/47 (1) 571 585
Domino's Pizza Master Issuer
Series 2018-1A, Class A2I
4.116%, 7/25/48 (1) 3,889 3,947
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 2,594 2,655
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 614 658
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 811 769
Hotwire Funding
Series 2021-1, Class A2
2.311%, 11/20/51 (1) 2,360 2,275
Jack in the Box Funding
Series 2019-1A, Class A2II
4.476%, 8/25/49 (1) 3,697 3,778
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 333 321
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 161 156
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 2,460 2,460
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 4,748 4,827
Stonepeak
Series 2021-1A, Class AA
2.301%, 2/28/33 (1) 2,341 2,274
VB-S1 Issuer
Series 2022-1A, Class C2I
3.156%, 2/15/52 (1) 3,310 3,310
Wendy's Funding
Series 2019-1A, Class A2I
3.783%, 6/15/49 (1) 3,588 3,645

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 3,449 3,348
Total Asset-Backed Securities
(Cost $37,821) 37,787
CORPORATE BONDS 85.4%
FINANCIAL INSTITUTIONS 44.1%
Banking 33.5%
Ally Financial, 2.20%, 11/2/28  2,250 2,105
Banco Santander, 2.749%, 12/3/30  4,400 3,990
Banco Santander Chile, 2.70%, 1/10/25 (1) 3,837 3,803
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1) 1,815 1,932
Bank of America, VR, 1.734%, 7/22/27 (2) 3,910 3,722
Bank of America, VR, 2.831%, 10/24/51 (2) 4,040 3,515
Bank of America, VR, 3.194%, 7/23/30 (2) 4,895 4,904
Bank of America, VR, 4.271%, 7/23/29 (2) 8,565 9,131
Bank of America, Series N, VR, 1.658%, 3/11/27 (2) 7,700 7,365
Barclays, VR, 2.279%, 11/24/27 (2) 2,465 2,385
Barclays, VR, 2.852%, 5/7/26 (2) 4,380 4,373
BBVA Bancomer, VR, 5.875%, 9/13/34 (1)(2) 4,840 4,816
BNP Paribas, VR, 1.323%, 1/13/27 (1)(2) 10,360 9,777
Capital One Financial, VR, 2.359%, 7/29/32 (2) 4,100 3,670
Citigroup, VR, 2.52%, 11/3/32 (2) 4,005 3,765
Citigroup, VR, 2.561%, 5/1/32 (2) 3,005 2,845
Citigroup, VR, 2.572%, 6/3/31 (2) 7,250 6,916
Citigroup, VR, 3.98%, 3/20/30 (2) 7,570 7,966
Citigroup, VR, 4.412%, 3/31/31 (2) 5,725 6,188
Credit Agricole, VR, 1.247%, 1/26/27 (1)(2) 7,390 6,952
Credit Suisse Group, VR, 3.091%, 5/14/32 (1)(2) 4,355 4,126
Goldman Sachs Group, VR, 1.992%, 1/27/32 (2) 7,205 6,505
Goldman Sachs Group, VR, 2.383%, 7/21/32 (2) 4,255 3,931
Goldman Sachs Group, VR, 2.615%, 4/22/32 (2) 5,950 5,610
Goldman Sachs Group, VR, 3.436%, 2/24/43 (2) 4,540 4,372
Goldman Sachs Group, VR, 3.814%, 4/23/29 (2) 7,485 7,787
HSBC Holdings, 4.95%, 3/31/30  2,770 3,051
HSBC Holdings, VR, 2.206%, 8/17/29 (2) 4,135 3,844
HSBC Holdings, VR, 2.804%, 5/24/32 (2) 2,775 2,626
HSBC Holdings, VR, 2.848%, 6/4/31 (2) 5,605 5,346
ING Groep, VR, 1.726%, 4/1/27 (2) 5,750 5,490
JPMorgan Chase, VR, 2.58%, 4/22/32 (2) 4,960 4,765
JPMorgan Chase, VR, 2.963%, 1/25/33 (2) 1,529 1,510
JPMorgan Chase, VR, 3.109%, 4/22/51 (2) 3,940 3,638

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Kookmin Bank, 2.50%, 11/4/30 (1) 3,615 3,407
Morgan Stanley, VR, 1.593%, 5/4/27 (2) 1,810 1,728
Morgan Stanley, VR, 1.794%, 2/13/32 (2) 2,900 2,585
Morgan Stanley, VR, 2.699%, 1/22/31 (2) 3,225 3,127
Morgan Stanley, VR, 2.802%, 1/25/52 (2) 2,030 1,761
Morgan Stanley, VR, 2.943%, 1/21/33 (2) 1,605 1,569
Morgan Stanley, VR, 3.217%, 4/22/42 (2) 1,135 1,080
Morgan Stanley, VR, 3.772%, 1/24/29 (2) 5,300 5,508
Morgan Stanley, VR, 4.431%, 1/23/30 (2) 3,430 3,691
Morgan Stanley, VR, 5.597%, 3/24/51 (2) 995 1,324
Nationwide Building Society, VR, 2.972%, 2/16/28 (1)(2) 2,580 2,568
PNC Financial Services Group, Series T, VR, 3.40% (2)(3) 1,495 1,385
Santander Holdings USA, VR, 2.49%, 1/6/28 (2) 2,360 2,293
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (2) 6,590 6,281
Standard Chartered, VR, 4.644%, 4/1/31 (1)(2)(4) 8,340 8,915
UBS Group, VR, 3.179%, 2/11/43 (1)(2) 5,920 5,421
Wells Fargo, 4.15%, 1/24/29  3,500 3,727
Wells Fargo, VR, 2.572%, 2/11/31 (2) 1,800 1,730
Wells Fargo, VR, 3.068%, 4/30/41 (2) 8,915 8,266
Wells Fargo, VR, 5.013%, 4/4/51 (2) 3,370 4,129
Wells Fargo, Series BB, VR, 3.90% (2)(3) 1,465 1,408
234,624
Brokerage Asset Managers Exchanges 1.8%
Charles Schwab, Series I, VR, 4.00% (2)(3) 1,990 1,841
Intercontinental Exchange, 2.65%, 9/15/40  4,550 4,022
Intercontinental Exchange, 3.00%, 6/15/50  645 571
LSEGA Financing, 2.00%, 4/6/28 (1) 5,940 5,663
LSEGA Financing, 3.20%, 4/6/41 (1) 620 587
12,684
Finance Companies 2.6%
AerCap Ireland Capital, 3.30%, 1/30/32  1,225 1,161
AerCap Ireland Capital, 3.85%, 10/29/41  1,320 1,225
AerCap Ireland Capital, 3.875%, 1/23/28  3,700 3,759
AerCap Ireland Capital, 6.50%, 7/15/25  2,315 2,549
Air Lease, 2.20%, 1/15/27  1,865 1,789
Avolon Holdings Funding, 2.528%, 11/18/27 (1) 3,118 2,898
Park Aerospace Holdings, 5.50%, 2/15/24 (1) 1,093 1,146
SLM, 3.125%, 11/2/26  3,955 3,777
18,304
Insurance 4.2%
Berkshire Hathaway Finance, 2.50%, 1/15/51  2,135 1,773
Centene, 2.45%, 7/15/28  3,070 2,905
CNO Financial Group, 5.25%, 5/30/29  3,295 3,550
Enstar Group, 3.10%, 9/1/31  4,050 3,773
Equitable Financial Life Global Funding, 1.80%, 3/8/28 (1) 3,955 3,719

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Health Care Service A Mutual Legal Reserve, 2.20%, 6/1/30 (1) 3,685 3,435
Health Care Service A Mutual Legal Reserve, 3.20%, 6/1/50 (1) 3,970 3,588
Humana, 2.15%, 2/3/32  1,185 1,089
New York Life Insurance, 3.75%, 5/15/50 (1) 3,755 3,840
UnitedHealth Group, 2.00%, 5/15/30  1,895 1,788
UnitedHealth Group, 2.30%, 5/15/31  270 260
29,720
Real Estate Investment Trusts 2.0%
American Campus Communities Operating Partnership, 3.875%,
1/30/31  3,715 3,888
Global Net Lease, 3.75%, 12/15/27 (1) 1,620 1,511
Hudson Pacific Properties, 3.25%, 1/15/30  3,520 3,503
Life Storage, 4.00%, 6/15/29  3,000 3,182
Starwood Property Trust, 3.625%, 7/15/26 (1) 2,005 1,900
13,984
Total Financial Institutions 309,316
INDUSTRIAL 39.8%
Basic Industry 0.8%
Anglo American Capital, 4.75%, 4/10/27 (1) 5,300 5,699
5,699
Capital Goods 1.2%
Johnson Electric Holdings, 4.125%, 7/30/24  5,990 6,147
Waste Connections, 2.95%, 1/15/52  2,280 1,966
8,113
Communications 11.5%
American Tower, 2.95%, 1/15/51  3,815 3,122
AT&T, 3.30%, 2/1/52  2,325 2,066
AT&T, 3.50%, 6/1/41  610 575
AT&T, 6.375%, 3/1/41  3,000 3,936
Charter Communications Operating, 2.25%, 1/15/29  6,045 5,618
Charter Communications Operating, 3.50%, 3/1/42  6,105 5,265
Charter Communications Operating, 3.75%, 2/15/28  3,775 3,864
Comcast, 1.95%, 1/15/31  2,625 2,444
Comcast, 2.887%, 11/1/51 (1) 4,090 3,535
Comcast, 2.937%, 11/1/56 (1) 4,180 3,526
Crown Castle International, 2.50%, 7/15/31  3,900 3,615
Crown Castle Towers, 3.663%, 5/15/25 (1) 1,785 1,826
Netflix, 4.875%, 4/15/28  3,265 3,502
SBA Tower Trust, 1.631%, 11/15/26 (1) 1,405 1,351
SBA Tower Trust, 2.328%, 1/15/28 (1) 820 785
SBA Tower Trust, 2.836%, 1/15/25 (1) 3,295 3,320
Sirius XM Radio, 4.00%, 7/15/28 (1) 1,775 1,704
T-Mobile USA, 2.25%, 11/15/31  2,050 1,845
T-Mobile USA, 3.40%, 10/15/52 (1) 3,975 3,501
Verizon Communications, 1.75%, 1/20/31  3,420 3,053

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Verizon Communications, 2.85%, 9/3/41  1,665 1,484
Verizon Communications, 2.875%, 11/20/50  2,030 1,699
Verizon Communications, 2.987%, 10/30/56  6,752 5,751
Verizon Communications, 3.00%, 11/20/60  1,950 1,576
Vodafone Group, 4.25%, 9/17/50  3,550 3,593
Walt Disney, 2.00%, 9/1/29  1,970 1,877
Walt Disney, 3.80%, 3/22/30  5,900 6,319
80,752
Consumer Cyclical 4.0%
Aptiv, 3.10%, 12/1/51  1,570 1,319
Aptiv, 4.15%, 5/1/52  2,060 2,058
Ford Motor Credit, 3.375%, 11/13/25  1,805 1,777
General Motors Financial, 3.10%, 1/12/32  4,220 4,025
Home Depot, 2.375%, 3/15/51  1,285 1,054
McDonald's, 3.625%, 9/1/49  1,970 1,927
Nissan Motor, 3.522%, 9/17/25 (1) 5,525 5,580
QVC, 4.45%, 2/15/25  2,150 2,139
QVC, 4.85%, 4/1/24  1,535 1,558
Starbucks, 3.35%, 3/12/50  2,752 2,494
Stellantis Finance U.S., 2.691%, 9/15/31 (1) 4,180 3,874
27,805
Consumer Non-Cyclical 9.5%
AbbVie, 3.20%, 11/21/29  3,690 3,714
AbbVie, 4.05%, 11/21/39  5,310 5,573
AbbVie, 4.25%, 11/21/49  1,665 1,767
AbbVie, 4.70%, 5/14/45  1,390 1,538
AbbVie, 4.875%, 11/14/48  2,085 2,392
Albertsons, 3.25%, 3/15/26 (1) 2,745 2,635
AstraZeneca, 1.375%, 8/6/30  6,350 5,715
Becton Dickinson & Company, 3.794%, 5/20/50  3,500 3,468
Becton Dickinson & Company, 4.669%, 6/6/47  2,570 2,866
Bio-Rad Laboratories, 3.30%, 3/15/27  1,370 1,380
Cardinal Health, 4.90%, 9/15/45  1,600 1,737
CVS Health, 5.05%, 3/25/48  2,540 2,954
Eli Lilly, 2.25%, 5/15/50 (4) 2,105 1,739
Hasbro, 3.55%, 11/19/26  3,695 3,815
Hasbro, 3.90%, 11/19/29  1,765 1,842
Mondelez International, 2.75%, 4/13/30  7,550 7,445
Mount Sinai Hospitals Group, Series 2017, 3.981%, 7/1/48  294 317
Mount Sinai Hospitals Group, Series 2019, 3.737%, 7/1/49  3,516 3,618
Mount Sinai Hospitals Group, Series 2020, 3.391%, 7/1/50  1,535 1,537
PerkinElmer, 1.90%, 9/15/28  5,985 5,618
Perrigo Finance Unlimited, 4.375%, 3/15/26  3,545 3,510
PRA Health Sciences, 2.875%, 7/15/26 (1) 1,875 1,809
66,989

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Energy 5.2%
Boardwalk Pipelines, 5.95%, 6/1/26  3,385 3,763
Cameron LNG, 2.902%, 7/15/31 (1) 275 270
Cameron LNG, 3.302%, 1/15/35 (1) 2,510 2,469
Cameron LNG, 3.701%, 1/15/39 (1) 1,070 1,068
Cheniere Energy Partners, 3.25%, 1/31/32 (1) 1,920 1,810
Continental Resources, 2.875%, 4/1/32 (1) 1,980 1,802
Energy Transfer, 5.00%, 5/15/50  1,945 2,008
Energy Transfer, 6.00%, 6/15/48  1,670 1,864
Enterprise Products Operating, 3.70%, 1/31/51  1,335 1,242
Enterprise Products Operating, 4.20%, 1/31/50  890 893
Hess, 4.30%, 4/1/27  1,800 1,901
Hess, 5.60%, 2/15/41  1,962 2,259
Hess, 7.125%, 3/15/33  400 508
Kinder Morgan, 5.05%, 2/15/46  756 815
Sabine Pass Liquefaction, 5.00%, 3/15/27  5,650 6,130
Transcontinental Gas Pipe Line, 3.95%, 5/15/50  4,000 3,980
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 720 707
Woodside Finance, 3.65%, 3/5/25 (1) 3,050 3,127
36,616
Technology 4.5%
Alphabet, 2.05%, 8/15/50  1,885 1,525
Apple, 2.40%, 8/20/50  2,025 1,721
Apple, 2.65%, 2/8/51  6,190 5,504
CDW, 2.67%, 12/1/26  3,080 3,014
CDW, 5.50%, 12/1/24  1,353 1,416
Fortinet, 2.20%, 3/15/31  2,420 2,224
NXP, 2.50%, 5/11/31 (1) 6,050 5,650
NXP, 3.25%, 5/11/41 (1) 2,380 2,164
salesforce.com, 2.70%, 7/15/41  6,005 5,482
Visa, 2.00%, 8/15/50  2,160 1,710
VMware, 1.80%, 8/15/28  1,070 991
31,401
Transportation 3.1%
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (4) 3,700 3,698
Canadian Pacific Railway, 3.10%, 12/2/51  2,375 2,141
Delta Air Lines, 4.75%, 10/20/28 (1) 3,605 3,755
Kansas City Southern, 3.50%, 5/1/50  4,010 3,850
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 2,740 2,891
Transurban Finance, 2.45%, 3/16/31 (1) 3,335 3,134
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  1,167 1,234
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  1,422 1,409
22,112
Total Industrial 279,487

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
UTILITY 1.5%
Electric 1.5%
DPL, 4.125%, 7/1/25  2,065 2,055
Edison International, 4.95%, 4/15/25  1,740 1,826
NextEra Energy Capital Holdings, 2.44%, 1/15/32  3,915 3,655
Southern California Edison, Series 20A, 2.95%, 2/1/51  3,060 2,580
Total Utility 10,116
Total Corporate Bonds
(Cost $628,349) 598,919
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 3.8%
Owned No Guarantee 3.3%
NBN, 2.625%, 5/5/31 (1) 4,840 4,627
Ooredoo International Finance, 3.75%, 6/22/26  200 210
Ooredoo International Finance, 5.00%, 10/19/25  2,060 2,241
QNB Finance, 2.625%, 5/12/25  3,745 3,746
SingTel Group Treasury, 1.875%, 6/10/30  6,000 5,681
Syngenta Finance, 4.441%, 4/24/23 (1) 6,755 6,899
23,404
Sovereign 0.5%
Kingdom of Saudi Arabia, 3.25%, 10/26/26 (4) 3,535 3,673
3,673
Total Foreign Government Obligations & Municipalities
(Cost $27,773) 27,077
MUNICIPAL SECURITIES 1.0%
Colorado 0.1%
Colorado HFA, Covenant Living Community, Series B, 2.80%, 12/1/26  790 799
799
Illinois 0.6%
Illinois, Series A, GO, 3.14%, 10/1/24  3,880 3,946
3,946
Texas 0.3%
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  2,150 2,044
2,044
Total Municipal Securities
(Cost $6,821) 6,789

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 3.1%
U.S. Treasury Obligations 3.1%
U.S. Treasury Bonds, 0.875%, 1/31/24 (4) 7,000 6,926
U.S. Treasury Bonds, 1.75%, 8/15/41  5,375 4,926
U.S. Treasury Bonds, 2.00%, 11/15/41  5,175 4,952
U.S. Treasury Bonds, 2.00%, 8/15/51 (5) 1,445 1,385
U.S. Treasury Bonds, 4.75%, 2/15/37 (5) 2,670 3,645
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $22,033) 21,834
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 0.12% (6)(7) 4,231 4,231
Total Short-Term Investments
(Cost $4,231) 4,231
SECURITIES LENDING COLLATERAL 2.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 0.12% (6)(7) 2,769 2,769
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 2,769

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 0.12% (6)(7) 13,138 13,138
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 13,138
Total Securities Lending Collateral
(Cost $15,907) 15,907
Total Investments in Securities 101.6%
(Cost $742,935) $ 712,544
Other Assets Less Liabilities (1.6)% (10,898)
Net Assets 100.0% $ 701,646
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$197,309 and represents 28.1% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) All or a portion of this security is on loan at February 28, 2022.
(5) At February 28, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(6) Seven-day yield
(7) Affiliated Companies
GO General Obligation
HFA Health Facility Authority
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: JPMorgan Chase, A2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 3,975 64 15 49
BNP Paribas, Protection Sold (Relevant
Credit: Morgan Stanley, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 3,975 54 (29) 83
Total Bilateral Credit Default Swaps, Protection Sold (14) 132
Total Bilateral Swaps (14) 132
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit: Tesla),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 * 1,880 23 73 (50)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (50)
Total Centrally Cleared Swaps (50)
Net payments (receipts) of variation margin to date 52
Variation margin receivable (payable) on centrally cleared swaps $ 2
* Credit ratings as of February 28, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Corporate Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 367 U.S. Treasury Long Bond contracts 6/22 57,504 $ 768
Short, 939 U.S. Treasury Notes five year contracts 6/22 (111,066) (495)
Short, 197 U.S. Treasury Notes ten year contracts 6/22 (27,841) (248)
Long, 194 U.S. Treasury Notes ten year contracts 6/22 24,723 23
Long, 224 U.S. Treasury Notes two year contracts 6/22 48,211 80
Short, 56 Ultra U.S. Treasury Bonds contracts 6/22 (10,413) (108)
Net payments (receipts) of variation margin to date (272)
Variation margin receivable (payable) on open futures contracts $ (252)

T. ROWE PRICE Corporate Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.12% $ — $ — $ 5++
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Government
Reserve Fund, 0.12% $ 4,516  ¤  ¤ $ 20,138
T. Rowe Price Short-Term Fund 6,993  ¤  ¤ —
Total $ 20,138^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $20,138.

T. ROWE PRICE Corporate Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Corporate Income Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Corporate Income Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 692,406 $ — $ 692,406
Short-Term Investments 4,231 — — 4,231
Securities Lending Collateral 15,907 — — 15,907
Total Securities 20,138 692,406 — 712,544
Swaps — 118 — 118
Futures Contracts* 871 — — 871
Total $ 21,009 $ 692,524 $ — $ 713,533
Liabilities
Swaps* $ — $ 50 $ — $ 50
Futures Contracts* 851 — — 851
Total $ 851 $ 50 $ — $ 901
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Corporate Income Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F112-054Q3 02/22